Preparation of financial statements - Interim (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				1 Months Ended						2 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Oct. 31, 2022 EUR (€)	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares	Oct. 13, 2022 € / shares shares
Financial liabilities
Net loss												€ (3,251)		€ (753)		€ (11,409)	€ (10,586)		€ (15,481)
Negative cash flows from operating activities												(3,102)		(1,724)		(9,184)	€ (6,537)		€ (6,598)
Increase in shares issued (in shares) | shares																	2,190,711	2,190,711
Proceeds from issuance of shares		€ 4,600	$ 4.4									860					€ 26,600	$ 32.0
Offering price (in currency per share) | (per share)			$ 3.44																			€ 3.60
Proceeds from sale of property	€ 26,500
Repayments of borrowings												26		140
Write down of derivative financial instrument												35
Income from revaluation of derivative financial instruments														1,316
Subscribed capital						€ 9,135						9,135				9,135
Shares issued (in shares) | shares			1,279,070																			1,279,070
Reclassification of foreign currency translation reserve														1,475
Proceeds from long-term debt												3,028
Reclassification of foreign currency translation reserve														1,475
Total comprehensive loss												(3,215)		(2,316)	€ (4,323)
Owners of the Company												(3,181)		(2,251)	(4,282)
Non-controlling interests												(34)		€ (65)	€ (41)
Current financial liabilities						1,161						€ 1,232				1,161
Correction of error
Financial liabilities
Reclassification of foreign currency translation reserve													€ 1,475
European Investment Bank
Financial liabilities
Repayments of borrowings	€ 22,000
Current financial liabilities						€ 14,600										€ 14,600
EIB-Tranche A
Financial liabilities
Write down of derivative financial instrument								€ 2,827
EIB-Tranche B1
Financial liabilities
Income from revaluation of derivative financial instruments								516
Sparkasse Schwaben-Bodensee
Financial liabilities
Repayments of borrowings								€ 3,100	€ 800
Anzu Note, due January 2028
Financial liabilities
Face value				€ 3,000						€ 3,000										$ 3.2
Nominal interest rate				3.00%						3.00%										3.00%
voxeljet China
Financial liabilities
Subsidiary ownership (as a percent)												88.52%
Anzu
Financial liabilities
Increase in shares issued (in shares) | shares						828,943	828,943
Proceeds from issuance of shares						€ 800	$ 0.9			€ 1,700	$ 1.8
Offering price (in currency per share) | (per share)						€ 2.04										€ 2.04					$ 2.16
Anzu | Share transaction
Financial liabilities
Proceeds from issuance of shares				€ 900	$ 0.9